Leases - Supplemental balance sheet (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Leases [Abstract]
Operating lease right-of-use assets	$ 541	$ 411
Other current liabilities	69	71
Operating lease liabilities	597	458
Total operating lease liabilities	$ 666	$ 529
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current	Other Liabilities, Current